Accounts Receivable - Schedule of Accounts Receivable Balance (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Accounts Receivable [Abstract]
Trade accounts receivable	$ 6,069	$ 5,283
Allowance for credit losses	(403)	(416)
Accounts receivable from other related parties	2,113	143
Accounts receivable from board members		7
Accounts receivable from underwriters, promoters, and employees	111	77
Other accounts receivable	161	15
Total accounts receivable, net of allowance for credit losses	$ 8,051	$ 5,109